PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,665,385	¥ 37,009,952	¥ 36,359,337
Less: accumulated depreciation	(1,214,175)	(7,931,774)	(6,602,458)
Property and equipment, net	4,451,210	29,078,178	29,756,879
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	780,376	5,097,921	4,741,366
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	218,514	1,427,475	1,436,210
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,666,495	¥ 30,484,556	¥ 30,181,761